Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net profit/ (loss) for the year	€ 23,564	€ (183,130)	€ (2)
Adjusted for:
Share listing expenses		177,146
Equity settled share-based payment transactions	(841)	1,438
Fair value movement in warrants	(28,354)	521
Depreciation and amortization	351
Net finance income	(2,690)	675
Share of losses of equity-accounted investee	629
Total Adjusted	(7,341)	(3,350)	(2)
Changes in working capital:
(Increase) in receivables	(5,218)	(2,204)
(Increase) in inventories	(3,685)
Increase in payables and accruals	1,588	1,374	1
Interest and similar expenses		(8)
Net cash used by operating activities	(14,656)	(4,188)	(1)
Cash flows from investing activities
Payment for intellectual property from 2020 business combination	(500)	(1,150)
Purchase of property, plant and equipment	(16,615)
Development expenditure	(1,630)	(294)	(15)
Purchase of intangible assets – other	(19)
Purchase of financial assets	(44,328)
Proceeds from realisation of financial assets	18,224
Investment in equity-accounted investees	(629)
Net cash used in investing activities	(45,497)	(1,444)	(15)
Cash flows from financing activities
Proceeds from issuance of shares		65,138	3
Transaction costs deducted from equity		(4,996)
Proceeds from warrants exercised	10,051	4,178
Payment of lease liabilities	(470)
Shareholder loan (repayment) / proceeds		(14)	14
Net cash provided by financing activities	9,581	64,306	17
Net (decrease)/increase in cash and cash equivalents	(50,572)	58,674
Cash and cash equivalents at beginning of year	58,007
Effects of movements in exchange rates on cash held	245	(667)
Cash and cash equivalents at end of year	7,681	58,007
Non-cash investing activities:
Purchase of intellectual property included in trade and other payables		750
Purchase of property, plant and equipment included in trade and other payables	€ 725